Exploration and Evaluation Assets, Net	9 Months Ended
Sep. 30, 2020
Disclosure Of Exploration And Evaluation Assets [Abstract]
Exploration and Evaluation Assets, Net

13. EXPLORATION AND EVALUATION ASSETS, NET

Total
As at December 31, 2019	787
Additions	42
Exploration Expense (Note 9)	(32)
Depletion	(15)
Change in Decommissioning Liabilities	(4)
Exchange Rate Movements and Other	(2)
As at September 30, 2020	776